Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Net income (loss) for the year	R$ (526,396)	R$ (1,377,348)	R$ 837,446
Adjustments to reconcile profit (loss) [abstract]
Depreciation and amortization	800,326	507,369	256,294
Deferred income tax and social contribution	(153,066)	(239,827)	73,330
Loss on investment in associates	3,589	10,437	6,937
Interest, monetary and exchange variations, net	(382,707)	(735,125)	(283,899)
Provision for contingencies	18,849	4,263	2,259
Share-based payments expense	189,050	133,154	31,508
Allowance for expected credit losses	88,572	71,972	35,632
Loss on disposal of property, equipment and intangible assets	25,347	136,104	52,658
Effect of applying hyperinflation	3,852	2,040	0
Loss on sale of subsidiary	20,308	12,746	0
Fair value adjustment in financial instruments at FVPL	1,179,547	2,570,418	(12,461)
Fair value adjustment in derivatives	90,821	104,979	(5,758)
Remeasurement of previously held interest in subsidiary acquired	0	(15,848)	(2,992)
Adjustments for working capital [abstract]
Accounts receivable from card issuers	740,190	(2,993,411)	(2,081,945)
Receivables from related parties	12,912	1,050	8,688
Recoverable taxes	261,867	(238,127)	(18,624)
Prepaid expenses	152,966	(260,090)	(106,359)
Trade accounts receivable, banking solutions and other assets	707,521	244,181	(1,362,356)
Accounts payable to clients	(3,633,937)	4,276,349	1,379,099
Taxes payable	137,825	247,399	270,014
Labor and social security liabilities	195,319	(37,373)	109,953
Provision for contingencies	(9,799)	(10,180)	(2,193)
Trade accounts payable and other liabilities	323,619	40,768	31,790
Interest paid	(430,398)	(299,666)	(177,589)
Interest income received, net of costs	2,058,650	1,578,870	1,172,781
Income tax paid	(191,142)	(128,202)	(157,729)
Net cash (used in) / provided by in operating activities	1,683,685	3,606,902	56,484
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment	(417,733)	(1,082,990)	(372,138)
Purchases and development of intangible assets	(305,512)	(215,681)	(82,965)
Acquisition of subsidiary, net of cash acquired	(69,837)	(4,737,410)	(247,429)
Sale of subsidiary, net of cash disposed of	(4,325)	(36)	0
Proceeds from (acquisition of) short-term investments, net	(1,222,364)	5,370,958	(5,069,142)
Acquisition of equity securities	(15,000)	(2,480,003)	0
Disposal of short- and long-term investments – equity securities	183,518	209,324	0
Proceeds from the disposal of non-current assets	27,008	100	7,127
Acquisition of interest in associates	(46,897)	(41,459)	(44,424)
Net cash used in investing activities	(1,871,142)	(2,977,197)	(5,808,971)
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings	3,499,986	11,700,297	3,996,820
Payment of borrowings	(5,009,769)	(7,252,226)	(5,381,130)
Payment to FIDC quota holders	(1,250,000)	(2,767,552)	(2,059,500)
Proceeds from FIDC quota holders	0	584,191	2,716,138
Payment of leases	(99,829)	(83,610)	(41,373)
Capital increase, net of transaction costs	0	0	7,832,590
Repurchase of own shares	0	(988,824)	(76,361)
Sale of own shares	53,406	0	0
Acquisition of non-controlling interests	(325)	(1,265)	(1,012)
Transaction with non-controlling interests	0	230,500	0
Dividends paid to non-controlling interests	(3,601)	(2,967)	(904)
Cash proceeds from non-controlling interest	0	893	230,898
Net cash (used in) provided by financing activities	(2,810,132)	1,419,437	7,216,166
Effect of foreign exchange on cash and cash equivalents	14,548	(487)	14,969
Change in cash and cash equivalents	(2,983,041)	2,048,655	1,478,648
Cash and cash equivalents at beginning of period	4,495,645	2,446,990	968,342
Cash and cash equivalents at end of period	1,512,604	4,495,645	2,446,990
Change in cash and cash equivalents	R$ (2,983,041)	R$ 2,048,655	R$ 1,478,648